revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2025
revenue from contracts with customers
Schedule of revenues

As at December 31 (millions)	2025	2024
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period 1, [2]
During the 12-month period ending one year hence	$2,399	$2,408
During the 12-month period ending two years hence	972	976
Thereafter	127	116
	$3,498	$3,500

1

Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.

2

IFRS Accounting Standards require the explanation of when we might expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual duration of contracts with customers does not match their contractual maturities.

Schedule of accounts receivable

As at December 31 (millions)	Note	2025	2024
Customer accounts receivable		$2,809	$2,844
Allowance for doubtful accounts	4(b)	(130)	(119)
Billed customer accounts receivable, net of allowance for doubtful accounts		2,679	2,725
Accrued receivables – customer		658	604
Billed and unbilled customer accounts receivable, net of allowance for doubtful accounts		3,337	3,329
Accrued receivables – other		460	360
Accounts receivable – current		$3,797	$3,689

Schedule of contract assets

Years ended December 31 (millions)	Note	2025	2024
Balance, beginning of period		$939	$898
Net additions arising from operations		1,639	1,653
Amounts billed in the period and thus reclassified to accounts receivable		(1,715)	(1,614)
Change in impairment allowance, net	4(b)	(2)	1
Other		3	1
Balance, end of period [1]		$864	$939
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets		$590	$614
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	24	(14)	(17)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	24	(119)	(132)
		$457	$465

1	Timing of amounts to be billed and thus reclassified to accounts receivable is set out in Note 4(b).